Financial instruments - additional disclosures (Details 3) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Contract or underlying principal amout [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	$ 8,410	$ 8,220
Positive fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	31	230
Negative fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	(107)	(116)
Derivative financial instruments, at fair value currency related [member] | Contract or underlying principal amout [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	8,410	8,220
Derivative financial instruments, at fair value currency related [member] | Positive fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	31	230
Derivative financial instruments, at fair value currency related [member] | Negative fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	$ (107)	$ (116)